Deferred taxation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
The movement on deferred taxation is as follows:
At the beginning of the year	$ 42,386	$ 35,548
Statement of comprehensive income charge	10,395	6,838
At the end of the year	52,781	42,386	$ 35,548
Deferred taxation assets and liabilities comprise the following:
Accelerated tax depreciation				$ 52,181	$ 41,786
Deferred stripping				600	600
Deferred taxation liability				52,781	42,386	$ 0
Net deferred tax liability	42,386	42,386	35,548	52,781	42,386	35,548
Kibali Jersey Limited [member]
The movement on deferred taxation is as follows:
At the beginning of the year	(11,096)	(41,926)	(32,463)
Statement of comprehensive income charge	54,333	30,830	(9,463)
At the end of the year	43,237	(11,096)	(41,926)
Deferred taxation assets and liabilities comprise the following:
Deferred taxation liability				0	11,096	41,926
Tax losses carried forward attributable to accelerated capital allowances				520,526	359,449	292,981
Accelerated capital allowances				(477,289)	(370,545)	(334,907)
Net deferred tax liability	$ (11,096)	$ (11,096)	$ (41,926)	$ 43,237	$ (11,096)	$ (41,926)